Health Care Costs Payable (Tables)	12 Months Ended
Dec. 31, 2018
Health Care and Other Insurance Liabilities [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table shows the components of the change in health care costs payable during 2018:

In millions
Health care costs payable, beginning of the period	$5
Less: Reinsurance recoverables	—
Health care costs payable, beginning of the period, net	5
Acquisitions, net	5,357
Add: Components of incurred health care costs
Current year	6,594
Prior years	(42)
Total incurred health care costs (1)	6,552
Less: Claims paid
Current year	6,464
Prior years	260
Total claims paid	6,724
Add: Premium deficiency reserve	16
Health care costs payable, end of period, net	5,206
Add: Reinsurance recoverables	4
Health care costs payable, end of period	$5,210

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(1)
Total incurred health care costs for the year ended December 31, 2018 in the table above exclude (i) $16 million related to a premium deficiency reserve for the 2019 coverage year related to Medicaid products, (ii) $4 million of benefit costs recorded in the Health Care Benefits segment that are included in Other Insurance Liabilities on the consolidated balance sheet and (iii) $22 million of benefit costs recorded in the Corporate/Other segment that are included in Other Insurance Liabilities on the consolidated balance sheet.